Construction contract revenues	12 Months Ended
Dec. 31, 2016
Construction Revenue [Abstract]
Construction Revenue [Text Block]
7. Construction contract revenues

	Year ended
	December 31,
(in thousands of U.S. dollars)	2016	2015	2014
Construction contract revenue	$—	—	$51,868
Construction contract expenses	(315)	—	(38,570)
Recognized contract margin (loss)	$(315)	—	$13,298

PGN LNG formally accepted the PGN FSRU Lampung and signed the Certificate of Acceptance on October 30, 2014 which was the condition for the final payment related to the Mooring. As such the Mooring project was 100% completed as of December 31, 2014. PGN LNG issued invoices for delay liquidated damages of $7.1 million related to claims from PGN LNG on the project for the year end December 31, 2014. Subsequent to December 31, 2014, an understanding with PGN LNG was reached under which no delay liquidated damages were payable. Due to this subsequent event, no delay liquated damages were reflected in the construction contract expenses for the year ended December 31, 2014. Refer to note 20. As of December 31, 2014, the Partnership recorded a warranty allowance of $2.0 million to construction contract expenses for technical issues that required the replacement of equipment parts for the Mooring. Refer to note 20. As of December 31, 2015, approximately $1.0 million of the allowance had been used and the remaining warranty allowance was $1.0 million.

As of December 31, 2016, approximately $1.0 million of the warranty allowance had been used. The final replacement parts have been ordered and an updated estimate has been prepared for the installation cost to complete the warranty replacements. The revised estimate exceeded the remaining warranty allowance. As a result, an additional warranty provision of $0.3 million was recorded as of June 30, 2016. The Partnership anticipates that part of the costs incurred for the remaining warranty replacements, net of deductible amounts, will be recoverable under the Partnership’s insurance coverage. An insurance claim will be filed with the insurance carrier when the costs have been incurred. The insurance claims can only be recognized in the consolidated and combined carve-out financial statements when the claims submitted are probable of recovery. The installation of the replacement parts is expected to occur in 2017. The Partnership is indemnified by Höegh LNG for all warranty provisions at the time the costs are incurred, subject to repayment to the extent recovered by insurance. Refer to notes 17 and 20.